UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30th, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Griffin Asset Management, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas M. Famigletti, CFA
Title:      President and CIO
Phone:      (917) 484-5608
Signature, Place and Date of Signing:

   Douglas M. Famigletti     New York, New York          August 8th,2011

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    109

Form 13F Information Table Value Total:    $180,875


List of Other Included Managers:  None




                                                              FORM 13F INFORMATION TABLE
                                                       Value       Shares/    Sh/ Put/ Invstmt    Other       Voting Authority
     Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- ------------- --- ---- ------ ---------- ------- ------- -------
Annaly Capital Mgmt Inc Pfd A  PFD              035710508      848         32435 SH       Sole                    32435
Ishares US Pfd Stock Index     PFD              464288687      623         17500 SH       Sole                    17500
Wells Fargo Cap IX Toprs 5.625 PFD              94979p203      334         13375 SH       Sole                    13375
3M Company                     COM              88579Y101     3414         47557 SH       Sole                    47557
AT&T Inc                       COM              00206R102      835         29280 SH       Sole                    29280
Abbott Labs                    COM              002824100     5519        107912 SH       Sole                   107912
Amazon.com Inc                 COM              023135106      565          2615 SH       Sole                     2615
American Express               COM              025816109     4173         92929 SH       Sole                    92929
Anadarko Petro Corp            COM              032511107      189          3000 SH       Sole                     3000
                                                               113          1800 SH       Other                                1800
Anheuser Busch Inbev ADR       COM              03524a108      519          9805 SH       Sole                     9805
Apple Inc                      COM              037833100     2757          7229 SH       Sole                     7229
                                                                71           185 SH       Other                                185
BP Plc Spons Adr               COM              055622104      251          6966 SH       Sole                     6966
Bank of New York Mellon Corp   COM              064058100     1283         69040 SH       Sole                    69040
Baxter International           COM              071813109     3966         70653 SH       Sole                    70653
Berkshire Hathaway Inc Cl A    COM              084670108     5447            51 SH       Sole                       51
Berkshire Hathaway Inc Cl B    COM              084670702     1359         19125 SH       Sole                    19125
                                                                36           500 SH       Other                                500
Boeing                         COM              097023105      552          9130 SH       Sole                     9130
Bombardier Inc Cl B            COM              097751200       46         13000 SH       Sole                    13000
Bristol Myers Squibb           COM              110122108     3867        123218 SH       Sole                   123218
CVS Caremark Corp              COM              126650100     1918         57105 SH       Sole                    57105
                                                                81          2400 SH       Other                                2400
Chevron Corp                   COM              166764100     3990         43088 SH       Sole                    43088
                                                                93          1000 SH       Other                                1000
Cisco Systems Inc              COM              17275R102      425         27400 SH       Sole                    27400
                                                                65          4200 SH       Other                                4200
Coca-Cola                      COM              191216100     5452         80702 SH       Sole                    80702
                                                                68          1000 SH       Other                                1000
Colgate Palmolive              COM              194162103      333          3750 SH       Sole                     3750
ConocoPhillips                 COM              20825C104      945         14929 SH       Sole                    14929
Costco Wholesale               COM              22160k105     1390         16920 SH       Sole                    16920
Deere & Co                     COM              244199105      883         13680 SH       Sole                    13680
Devon Energy Corp New Com      COM              25179M103      526          9495 SH       Sole                     9495
                                                                44           800 SH       Other                                 800
DuPont E I De Nemours          COM              263534109     2069         51760 SH       Sole                    51760
E M C Corp                     COM              268648102      969         46150 SH       Sole                    46150
Emerson Electric               COM              291011104     2702         65417 SH       Sole                    65417
Express Scripts Inc            COM              302182100      797         21500 SH       Sole                    21500
Exxon Mobil Corp               COM              30231G102     9924        136631 SH       Sole                   136631
                                                                77          1056 SH       Other                                1056
General Electric               COM              369604103     4298        282399 SH       Sole                   282399
                                                                18          1200 SH       Other                                1200
Google Inc                     COM              38259P508     2547          4945 SH       Sole                     4945
                                                               129           250 SH       Other                                250
Graco Inc                      COM              384109104     1698         49735 SH       Sole                    49735
HSBC Hldgs PLC Spon Adr        COM              404280406      289          7587 SH       Sole                     7587
                                                                44          1150 SH       Other                                1150
Hewlett Packard Co             COM              428236103     2066         92025 SH       Sole                    92025
                                                                25          1100 SH       Other                                1100
Home Depot                     COM              437076102     4078        124061 SH       Sole                   124061
                                                                51          1550 SH       Other                                1550
Honeywell International        COM              438516106     4316         98281 SH       Sole                    98281
                                                                53          1200 SH       Other                                1200
Illinois Tool Works            COM              452308109     2629         63187 SH       Sole                    63187
                                                                46          1100 SH       Other                                1100
Intel Corp                     COM              458140100     3194        149685 SH       Sole                   149685
                                                                49          2300 SH       Other                                2300
International Business Machine COM              459200101    11621         66455 SH       Sole                    66455
                                                               175          1000 SH       Other                                1000
J P Morgan Chase & Co          COM              46625H100     3672        121910 SH       Sole                   121910
                                                                45          1480 SH       Other                                1480
Johnson & Johnson              COM              478160104     6742        105863 SH       Sole                   105863
McDonalds Corp                 COM              580135101     2048         23325 SH       Sole                    23325
Merck & Co Inc                 COM              58933Y105     4140        126603 SH       Sole                   126603
                                                                15           461 SH       Other                                 461
Microsoft Corp                 COM              594918104     3981        159935 SH       Sole                   159935
                                                                87          3500 SH       Other                                3500
Nestle S A Sponsored Adr       COM              641069406     1070         19418 SH       Sole                    19418
Nike Inc.                      COM              654106103      343          4013 SH       Sole                     4013
Nokia Corp Adr                 COM              654902204      103         18200 SH       Sole                    18200
                                                                14          2400 SH       Other                                2400
Novartis AG Sponsored Adr      COM              66987V109     2996         53720 SH       Sole                    53720
Nucor Corp                     COM              670346105     1668         52730 SH       Sole                    52730
Odyne Corp                     COM              67611R100        0         51625 SH       Sole                    51625
Pepsico                        COM              713448108     4695         75840 SH       Sole                    75840
Petroleo Brasileiro S.A. Spon  COM              71654V408      801         35675 SH       Sole                    35675
                                                                22          1000 SH       Other                                1000
Pfizer                         COM              717081103      390         22084 SH       Sole                    22084
Philip Morris International In COM              718172109     1649         26429 SH       Sole                    26429
Potash Corp of Saskatchewan In COM              73755L107      400          9245 SH       Sole                     9245
Praxair Inc Com                COM              74005p104     2422         25910 SH       Sole                    25910
                                                                93          1000 SH       Other                                1000
Procter & Gamble               COM              742718109     7645        121006 SH       Sole                   121006
                                                               126          2000 SH       Other                                2000
Royal Dutch Shell Plc          COM              780259206     1380         22433 SH       Sole                    22433
Schlumberger                   COM              806857108      868         14535 SH       Sole                    14535
                                                                96          1600 SH       Other                                1600
Searchlight Minerals Com       COM              812224202       16         15000 SH       Sole                    15000
Sigma Aldrich Corp             COM              826552101     2071         33510 SH       Sole                    33510
Sysco Corp                     COM              871829107     2281         88086 SH       Sole                    88086
TJX Cos Inc                    COM              872540109      247          4450 SH       Sole                     4450
Target Corporation             COM              87612E106     4382         89349 SH       Sole                    89349
                                                                49          1000 SH       Other                                1000
Teva Pharmaceutical Ind        COM              881624209      440         11835 SH       Sole                    11835
                                                                52          1400 SH       Other                                1400
Texas Instruments              COM              882508104      414         15550 SH       Sole                    15550
                                                                80          3000 SH       Other                                3000
US Bancorp                     COM              902973304      529         22477 SH       Sole                    22477
Unilever N V New York          COM              904784709      642         20400 SH       Sole                    20400
United Technologies Corp       COM              913017109     1781         25317 SH       Sole                    25317
Varian Medical Systems Inc     COM              92220P105      209          4000 SH       Sole                     4000
Verizon Communications         COM              92343V104      579         15727 SH       Sole                    15727
Visa Inc Cl A                  COM              92826C839     1996         23282 SH       Sole                    23282
                                                                51           600 SH       Other                                 600
Wal-Mart Stores                COM              931142103     2996         57730 SH       Sole                    57730
Walgreen                       COM              931422109     3257         99025 SH       Sole                    99025
Wells Fargo                    COM              949746101     4452        184579 SH       Sole                   184579
REPORT SUMMARY                109 DATA RECORDS              180875                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED